CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net (loss) income	$ (17,639)	$ 17,460	$ (15,181)	$ 33,324	$ 210,580
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Loss due to property damages			0	964	668
Equity in income of unconsolidated entities	(328)	(7,312)
Casualty-related loss			506	0	0
Equity in (income) loss of unconsolidated entities			(6,621)	9,830	6,037
Depreciation and amortization	8,984	7,681	34,004	35,006	53,446
Other-than-temporary impairment of debt securities			0	2,500	0
Loss (gain) on real estate equity securities	26,454	(11,165)	(20,379)	19,010	0
Gain on sale of real estate	0	(7,575)	(34,077)	(80,594)	(255,935)
Loss on extinguishment of debt	0	856	1,106	493	478
Subordinated performance fee due upon termination			32,640	0	0
Unrealized (gain) loss on interest rate caps	(14)	30	50	142	105
Deferred rent	(1,027)	(1,270)	(4,078)	(4,736)	(2,416)
Bad debt expense			0	161	724
Amortization of above- and below-market leases, net	(177)	(252)	(1,091)	(1,152)	(2,575)
Amortization of deferred financing costs	885	869	3,606	3,640	4,363
Accretion of interest income on real estate debt securities	0	(13)	(13)	(108)	(565)
Amortization of premium on bond and notes payable	(25)	(20)	(99)	61	49
Foreign currency transaction (gain) loss, net	(14,996)	2,816	12,498	(10,141)	15,298
Changes in assets and liabilities:
Rents and other receivables	(430)	85	(1,548)	(1,801)	(1,810)
Prepaid expenses and other assets	(2,010)	(1,925)	(5,137)	(7,375)	(5,995)
Accounts payable and accrued liabilities	(4,738)	(7,292)	(2,334)	3,387	(4,270)
Due to affiliates	1,926	53	1,606	10	(29)
Other liabilities	1,615	(599)	386	(478)	(4,721)
Net cash (used in) provided by operating activities	(1,520)	(7,573)	(4,156)	2,143	13,432
Cash Flows from Investing Activities:
Acquisitions of real estate			(90,266)	(312,348)	(165,465)
Cash paid to acquire PORT, net of cash acquired			(46,864)	0	0
Improvements to real estate	(7,779)	(8,052)	(32,472)	(32,172)	(41,224)
Proceeds from sales of real estate, net	0	17,894	141,548	250,576	872,091
Reimbursement of construction costs			0	1,636	0
Investment in unconsolidated entities	(231)	0
Insurance proceeds received for property damages			438	0	744
Purchase of interest rate cap	(6)	0	(28)	(163)	(107)
Purchase of foreign currency option			0	0	(3,434)
Proceeds from termination of foreign currency collars			0	0	6,557
Contributions to unconsolidated entities			(31,845)	(1,320)	0
Distributions of capital from unconsolidated entities	1,225	7,800	8,051	2,198	59,800
Investment in real estate equity securities	(16,789)	(15)	(15,224)	(30,609)	(43,308)
Proceeds from the sale of real estate equity securities	7,849	24,076	28,033	27,786	0
Investment in real estate debt securities, net			0	0	(12,514)
Proceeds from principal repayment on real estate debt securities	0	7,750	7,750	4,500	0
Proceeds for future development obligations			0	2,113	1,367
Funding of development obligations	0	(21)	(134)	(1,258)	(1,184)
Net cash (used in) provided by investing activities	(15,731)	49,432	(31,013)	(89,061)	673,323
Cash Flows from Financing Activities:
Proceeds from notes and bonds payable	89,893	2,608	84,268	223,425	187,204
Principal payments on notes and bonds payable	(56,820)	(54,266)	(126,603)	(152,516)	(477,089)
Payments of deferred financing costs	(2,302)	(7)	(1,123)	(3,391)	(2,396)
Payments to redeem common stock	(468)	(2,539)	(10,028)	(123,613)	(74,780)
Payment of prepaid other offering costs	(182)	(2)	(157)	(562)	(480)
Distributions paid	(305)	(292)	(886)	(70,980)	(7,229)
Preferred dividends paid	(140)	0
Noncontrolling interests contributions	112	12	13	762	158
Distributions to noncontrolling interests	0	(1,739)	(3,869)	0	(22)
Proceeds for noncontrolling preferred stock, net			15,008	0	0
Other financing proceeds, net	0	1,822	1,822	0	0
Net cash provided by (used in) financing activities	29,788	(54,403)	(41,555)	(126,875)	(374,634)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(528)	2,096	2,491	(662)	611
Net increase (decrease) in cash, cash equivalents and restricted cash	12,009	(10,448)	(74,233)	(214,455)	312,732
Cash, cash equivalents and restricted cash, beginning of period	88,494	162,727	162,727	377,182	64,450
Cash, cash equivalents and restricted cash, end of period	$ 100,503	$ 152,279	$ 88,494	$ 162,727	$ 377,182